Note 6 - Risk Management - Past due but not impaired and impaired secured loans risks (I) (Details) - EUR (€) € in Millions		Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		€ 19,702	€ 20,590	€ 23,877
Debt Securities [Member] | Financial Assets Past Due But Not Impaired [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			0
Debt Securities [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			0
Debt Securities [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			0
Debt Securities [Member] | Gross Value Financial Assets Impaired [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			66
Debt Securities [Member] | Carrying Value Financial Assets Impaired [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			38
Debt Securities [Member] | Specific Allowances Individually and collectively Estimated [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			(28)
Debt Securities [Member] | Collective Allowances IBNR [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			(21)
Debt Securities [Member] | Accumulated Write Offs [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			0
Debt Securities [Member] | Assets Without Significant Increase In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Debt Securities [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Debt Securities [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Debt Securities [Member] | Assets Significantly Increased In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		2
Debt Securities [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Debt Securities [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Debt Securities [Member] | Impaired Assets [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Debt Securities [Member] | Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Debt Securities [Member] | Impaired Assets [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		6
Loans and receivables [Member] | Financial Assets Past Due But Not Impaired [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			3,432
Loans and receivables [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			759
Loans and receivables [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			503
Loans and receivables [Member] | Gross Value Financial Assets Impaired [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			19,401
Loans and receivables [Member] | Carrying Value Financial Assets Impaired [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			10,726
Loans and receivables [Member] | Specific Allowances Individually and collectively Estimated [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			(8,675)
Loans and receivables [Member] | Collective Allowances IBNR [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			(4,109)
Loans and receivables [Member] | Accumulated Write Offs [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			(29,938)
Loans and receivables [Member] | Assets Without Significant Increase In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		13,347
Loans and receivables [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		1,688
Loans and receivables [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Loans and receivables [Member] | Assets Significantly Increased In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		5,883
Loans and receivables [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		2,560
Loans and receivables [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Loans and receivables [Member] | Impaired Assets [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		991
Loans and receivables [Member] | Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		662
Loans and receivables [Member] | Impaired Assets [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		3,886
Loans and receivables [Member] | Central Banks [Member] | Financial Assets Past Due But Not Impaired [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			0
Loans and receivables [Member] | Central Banks [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			0
Loans and receivables [Member] | Central Banks [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			0
Loans and receivables [Member] | Central Banks [Member] | Gross Value Financial Assets Impaired [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			0
Loans and receivables [Member] | Central Banks [Member] | Carrying Value Financial Assets Impaired [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			0
Loans and receivables [Member] | Central Banks [Member] | Specific Allowances Individually and collectively Estimated [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			0
Loans and receivables [Member] | Central Banks [Member] | Collective Allowances IBNR [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			0
Loans and receivables [Member] | Central Banks [Member] | Accumulated Write Offs [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			0
Loans and receivables [Member] | Central Banks [Member] | Assets Without Significant Increase In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Loans and receivables [Member] | Central Banks [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Loans and receivables [Member] | Central Banks [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Loans and receivables [Member] | Central Banks [Member] | Assets Significantly Increased In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Loans and receivables [Member] | Central Banks [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Loans and receivables [Member] | Central Banks [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Loans and receivables [Member] | Central Banks [Member] | Impaired Assets [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Loans and receivables [Member] | Central Banks [Member] | Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Loans and receivables [Member] | Central Banks [Member] | Impaired Assets [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Loans and receivables [Member] | General Government [Member] | Financial Assets Past Due But Not Impaired [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			75
Loans and receivables [Member] | General Government [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			3
Loans and receivables [Member] | General Government [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			13
Loans and receivables [Member] | General Government [Member] | Gross Value Financial Assets Impaired [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			171
Loans and receivables [Member] | General Government [Member] | Carrying Value Financial Assets Impaired [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			129
Loans and receivables [Member] | General Government [Member] | Specific Allowances Individually and collectively Estimated [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			(42)
Loans and receivables [Member] | General Government [Member] | Collective Allowances IBNR [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			(69)
Loans and receivables [Member] | General Government [Member] | Accumulated Write Offs [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			(27)
Loans and receivables [Member] | General Government [Member] | Assets Without Significant Increase In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		959
Loans and receivables [Member] | General Government [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		73
Loans and receivables [Member] | General Government [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Loans and receivables [Member] | General Government [Member] | Assets Significantly Increased In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		75
Loans and receivables [Member] | General Government [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		1
Loans and receivables [Member] | General Government [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Loans and receivables [Member] | General Government [Member] | Impaired Assets [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		11
Loans and receivables [Member] | General Government [Member] | Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		4
Loans and receivables [Member] | General Government [Member] | Impaired Assets [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		95
Loans and receivables [Member] | Credit Institutions [Member] | Financial Assets Past Due But Not Impaired [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			0
Loans and receivables [Member] | Credit Institutions [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			0
Loans and receivables [Member] | Credit Institutions [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			0
Loans and receivables [Member] | Credit Institutions [Member] | Gross Value Financial Assets Impaired [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			11
Loans and receivables [Member] | Credit Institutions [Member] | Carrying Value Financial Assets Impaired [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			5
Loans and receivables [Member] | Credit Institutions [Member] | Specific Allowances Individually and collectively Estimated [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			(6)
Loans and receivables [Member] | Credit Institutions [Member] | Collective Allowances IBNR [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			(30)
Loans and receivables [Member] | Credit Institutions [Member] | Accumulated Write Offs [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			(5)
Loans and receivables [Member] | Credit Institutions [Member] | Assets Without Significant Increase In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		18
Loans and receivables [Member] | Credit Institutions [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		1
Loans and receivables [Member] | Credit Institutions [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Loans and receivables [Member] | Credit Institutions [Member] | Assets Significantly Increased In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Loans and receivables [Member] | Credit Institutions [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Loans and receivables [Member] | Credit Institutions [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Loans and receivables [Member] | Credit Institutions [Member] | Impaired Assets [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Loans and receivables [Member] | Credit Institutions [Member] | Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Loans and receivables [Member] | Credit Institutions [Member] | Impaired Assets [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		5
Loans and receivables [Member] | Other Financial Institutions [Member] | Financial Assets Past Due But Not Impaired [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			2
Loans and receivables [Member] | Other Financial Institutions [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			0
Loans and receivables [Member] | Other Financial Institutions [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			0
Loans and receivables [Member] | Other Financial Institutions [Member] | Gross Value Financial Assets Impaired [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			12
Loans and receivables [Member] | Other Financial Institutions [Member] | Carrying Value Financial Assets Impaired [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			6
Loans and receivables [Member] | Other Financial Institutions [Member] | Specific Allowances Individually and collectively Estimated [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			(7)
Loans and receivables [Member] | Other Financial Institutions [Member] | Collective Allowances IBNR [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			(19)
Loans and receivables [Member] | Other Financial Institutions [Member] | Accumulated Write Offs [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			(5)
Loans and receivables [Member] | Other Financial Institutions [Member] | Assets Without Significant Increase In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		631
Loans and receivables [Member] | Other Financial Institutions [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		32
Loans and receivables [Member] | Other Financial Institutions [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Loans and receivables [Member] | Other Financial Institutions [Member] | Assets Significantly Increased In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		1
Loans and receivables [Member] | Other Financial Institutions [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		2
Loans and receivables [Member] | Other Financial Institutions [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Loans and receivables [Member] | Other Financial Institutions [Member] | Impaired Assets [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Loans and receivables [Member] | Other Financial Institutions [Member] | Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Loans and receivables [Member] | Other Financial Institutions [Member] | Impaired Assets [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		6
Loans and receivables [Member] | Corporate Entities [Member] | Financial Assets Past Due But Not Impaired [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			843
Loans and receivables [Member] | Corporate Entities [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			153
Loans and receivables [Member] | Corporate Entities [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			170
Loans and receivables [Member] | Corporate Entities [Member] | Gross Value Financial Assets Impaired [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			10,791
Loans and receivables [Member] | Corporate Entities [Member] | Carrying Value Financial Assets Impaired [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			5,192
Loans and receivables [Member] | Corporate Entities [Member] | Specific Allowances Individually and collectively Estimated [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			(5,599)
Loans and receivables [Member] | Corporate Entities [Member] | Collective Allowances IBNR [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			(1,939)
Loans and receivables [Member] | Corporate Entities [Member] | Accumulated Write Offs [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			(18,988)
Loans and receivables [Member] | Corporate Entities [Member] | Assets Without Significant Increase In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		3,634
Loans and receivables [Member] | Corporate Entities [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		633
Loans and receivables [Member] | Corporate Entities [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Loans and receivables [Member] | Corporate Entities [Member] | Assets Significantly Increased In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		1,844
Loans and receivables [Member] | Corporate Entities [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		976
Loans and receivables [Member] | Corporate Entities [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Loans and receivables [Member] | Corporate Entities [Member] | Impaired Assets [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		481
Loans and receivables [Member] | Corporate Entities [Member] | Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		174
Loans and receivables [Member] | Corporate Entities [Member] | Impaired Assets [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		2,180
Loans and receivables [Member] | Households [Member] | Financial Assets Past Due But Not Impaired [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			2,512
Loans and receivables [Member] | Households [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			603
Loans and receivables [Member] | Households [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			319
Loans and receivables [Member] | Households [Member] | Gross Value Financial Assets Impaired [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			8,417
Loans and receivables [Member] | Households [Member] | Carrying Value Financial Assets Impaired [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			5,395
Loans and receivables [Member] | Households [Member] | Specific Allowances Individually and collectively Estimated [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			(3,022)
Loans and receivables [Member] | Households [Member] | Collective Allowances IBNR [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			(2,052)
Loans and receivables [Member] | Households [Member] | Accumulated Write Offs [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			(10,913)
Loans and receivables [Member] | Households [Member] | Assets Without Significant Increase In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		8,106
Loans and receivables [Member] | Households [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		948
Loans and receivables [Member] | Households [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Loans and receivables [Member] | Households [Member] | Assets Significantly Increased In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		3,964
Loans and receivables [Member] | Households [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		1,581
Loans and receivables [Member] | Households [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Loans and receivables [Member] | Households [Member] | Impaired Assets [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		499
Loans and receivables [Member] | Households [Member] | Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		484
Loans and receivables [Member] | Households [Member] | Impaired Assets [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		1,601
Total [Member] | Financial Assets Past Due But Not Impaired [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			3,432
Total [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			759
Total [Member] | Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			503
Total [Member] | Gross Value Financial Assets Impaired [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			19,467
Total [Member] | Carrying Value Financial Assets Impaired [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			10,764
Total [Member] | Specific Allowances Individually and collectively Estimated [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	[1]		(8,703)
Total [Member] | Collective Allowances IBNR [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			(4,130)
Total [Member] | Accumulated Write Offs [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets			€ (29,938)
Total [Member] | Assets Without Significant Increase In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		13,347
Total [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		1,688
Total [Member] | Assets Without Significant Increase In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Total [Member] | Assets Significantly Increased In Credit Risk [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		5,885
Total [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		2,560
Total [Member] | Assets Significantly Increased In Credit Risk [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Total [Member] | Impaired Assets [Member] | Current [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		991
Total [Member] | Impaired Assets [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		662
Total [Member] | Impaired Assets [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		€ 3,892

[1]	(**) Corresponding to €2,763 million of specific allowances for financial assets, individually estimated and €5,940 million of specific allowances for financial assets collectiv ely estimated.